UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: October 31, 2010

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Australia (22.1%)
*,1 Iluka Resources Ltd.		41,783,827	276,558
	OZ Minerals Ltd.	145,000,000	223,635
*,1 Aquila Resources Ltd.		20,999,529	178,374
*,1 St. Barbara Ltd.		295,000,000	120,611
	Sims Metal Management Ltd.	5,350,000	85,927
*,1 Resolute Mining Ltd.		51,965,029	67,045
1	Panoramic Resources Ltd.	19,700,000	45,516
	Medusa Mining Ltd.	8,000,000	43,670
*	Giralia Resources NL	5,400,000	14,557
*	Cudeco Ltd.	5,884,380	13,808
*,1 Apex Minerals NL		385,000,000	7,099
	BHP Billiton Ltd.	100,000	4,132
*,^ Zambezi Resources Ltd.		4,895,833	76
*	MIL Resources Ltd.	1,678,671	56
			1,081,064
Belgium (0.3%)
	Umicore	350,000	16,492

Canada (30.4%)
1	Centerra Gold Inc.	18,000,000	359,153
*,1	SEMAFO Inc.	19,450,000	233,423
*,1	Nevsun Resources Ltd.	38,500,000	219,320
1	Sherritt International Corp.	19,475,000	151,423
*,1	Anatolia Minerals Development Ltd.	19,300,000	142,683
	Eldorado Gold Corp.	8,350,000	141,391
*,1	Harry Winston Diamond Corp.	9,750,000	124,564
	Franco-Nevada Corp.	2,150,000	74,161
*,^,1 Minefinders Corp.		3,600,000	31,716
*	Bear Creek Mining Corp.	750,000	5,780
*	Claude Resources Inc.	2,650,000	4,134
			1,487,748
France (9.5%)
1	Imerys SA	3,927,307	234,642
	Eramet	660,000	229,119
			463,761

	Germany (4.0%)
	K&S AG		2,840,000	197,578

	Indonesia (0.2%)
	International Nickel Indonesia Tbk PT		17,500,000	9,349

	Ireland (0.1%)
*	Kenmare Resources plc		13,627,035	4,225

	Papua New Guinea (0.1%)
*	Bougainville Copper Ltd.		2,000,000	2,549

	Peru (2.0%)
	Cia de Minas Buenaventura SA ADR		1,800,000	95,472

	Russia (0.0%)
*	Uralkali GDR		50,000	1,238

	Singapore (3.4%)
	Noble Group Ltd.		116,180,353	167,769

	South Africa (1.7%)
	Northam Platinum Ltd.		11,000,000	76,063
	Impala Platinum Holdings Ltd. ADR		250,000	7,100
				83,163
	United Kingdom (16.2%)
1	Hochschild Mining plc		40,500,000	314,192
	*,1 Lonmin plc		10,391,666	290,857
	Petropavlovsk plc		8,800,000	136,391
	Johnson Matthey plc		1,400,000	42,933
	Vedanta Resources plc		100,000	3,325
*	Mwana Africa plc		9,880,219	1,741
*	Gemfields plc		3,333,333	502
				789,941
	United States (8.9%)
	Newmont Mining Corp.		5,750,000	350,002
1	AMCOL International Corp.		3,030,000	84,052
				434,054
	Total Common Stocks (Cost $3,686,886)			4,834,403
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	3,417

	Total Precious Metals (Cost $1,212)			3,417
				Market
				Value
		Coupon	Shares	($000)
	Temporary Cash Investment (1.4%)
	Money Market Fund (1.4%)
	[2,3] Vanguard Market Liquidity Fund (Cost $70,648)
		0.237%	70,647,871	70,648

	Total Investments (100.4%) (Cost $3,758,746)			4,908,468
	Other Assets and Liabilities-Net (-0.4%)[3]			(20,599)
	Net Assets (100%)			4,887,869
* Non-income-producing security.

Precious Metals and Mining Fund

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,705,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,626,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

Precious Metals and Mining Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North America	1,921,802	—	—
Common Stocks – Other	103,810	2,808,791	—
Precious Metals	3,417	—	—
Temporary Cash Investments	70,648	—	—
Total	2,099,677	2,808,791	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2010:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of January 31, 2010	98
Total Purchases	54,978
Transfers in and/or out of Level 3	(92,687)
Change in Unrealized Appreciation (Depreciation)	37,611
Balance as of October 31, 2010	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2010		from		Oct. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	76,144	—	—	1,636	84,052
Anatolia Minerals Development Ltd.	—	98,336	—	—	142,683
Apex Minerals NL	7,085	2,288	—	—	7,099
Aquila Resources Ltd.	NA1	109,784	—	—	178,374
Centerra Gold Inc.	162,058	24,220	—	885	359,153
Harry Winston Diamond Corp.	83,200	7,015	—	—	124,564
Hochschild Mining plc	135,378	42,231	—	1,430	314,192
Iluka Resources Ltd.	121,198	—	—	—	276,558
Imerys SA	224,312	—	7,915	4,373	234,642
Johnson Matthey plc	262,966	—	232,152	2,677	NA2
Lonmin plc	297,263	—	—	—	290,857
Minefinders Corp.	NA1	23,232	—	—	31,716
Nevsun Resources Ltd.	24,924	54,978	—	—	219,320

Precious Metals and Mining Fund

Panoramic Resources Ltd.	31,730	—	—	3,010	45,516
Petropavlovsk plc	131,813	61,010	54,598	1,026	NA2
Resolute Mining Ltd.	32,015	15,510	—	—	67,045
SEMAFO Inc.	NA1	139,683	—	—	233,423
Sherritt International Corp.	98,625	18,150	—	1,793	151,423
St. Barbara Ltd.	39,500	33,269	—	—	120,611
	1,728,211			16,830	2,881,228
1 Not applicable — At January 31, 2010, the issuer was not an affiliated company of the fund.
2 Not applicable — At October 31, 2010, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At October 31, 2010, the cost of investment securities for tax purposes was $3,806,635,000. Net unrealized appreciation of investment securities for tax purposes was $1,101,833,000, consisting of unrealized gains of $1,369,257,000 on securities that had risen in value since their purchase and $267,424,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (91.2%)
United States (69.1%)
Biotechnology (8.7%)
*	Amgen Inc.	8,938,455	511,190
*,1 Cephalon Inc.		5,811,230	386,098
*	Gilead Sciences Inc.	6,907,100	274,005
*	Genzyme Corp.	3,369,340	243,031
*	Biogen Idec Inc.	2,620,000	164,300
*	Onyx Pharmaceuticals Inc.	1,307,200	35,072
*	Vertex Pharmaceuticals Inc.	743,200	28,487
*	Ironwood Pharmaceuticals Inc.	2,000,000	22,380
*	United Therapeutics Corp.	354,500	21,270
*	Amylin Pharmaceuticals Inc.	1,457,200	18,987
*	Cubist Pharmaceuticals Inc.	786,542	18,311
*	Regeneron Pharmaceuticals Inc.	700,000	18,256
			1,741,387
Chemicals (1.1%)
	Sigma-Aldrich Corp.	3,480,000	220,702

Food & Staples Retailing (2.0%)
	Walgreen Co.	11,500,000	389,620

Health Care Equipment & Supplies (8.9%)
*	St. Jude Medical Inc.	8,910,900	341,287
	Medtronic Inc.	7,601,100	267,635
	Becton Dickinson and Co.	3,402,500	256,957
	Baxter International Inc.	3,700,000	188,330
	Beckman Coulter Inc.	2,861,784	152,361
*	Boston Scientific Corp.	22,100,000	140,998
*	CareFusion Corp.	3,568,354	86,140
	DENTSPLY International Inc.	2,485,400	78,017
	Covidien plc	1,950,000	77,746
*	Hospira Inc.	1,295,070	77,031
*	Zimmer Holdings Inc.	1,500,000	71,160
	STERIS Corp.	803,083	27,482
			1,765,144
Health Care Providers & Services (20.5%)
	McKesson Corp.	10,889,900	718,516
	UnitedHealth Group Inc.	18,785,100	677,203
*	WellPoint Inc.	7,602,400	413,114
*	Humana Inc.	6,860,094	399,875
	Quest Diagnostics Inc.	6,285,400	308,865
	CIGNA Corp.	7,810,600	274,855
	Cardinal Health Inc.	6,536,708	226,758
*	Laboratory Corp. of America Holdings	2,781,360	226,180
*,1 Coventry Health Care Inc.		8,957,500	209,785
	Universal Health Services Inc. Class B	4,320,800	178,319
*,1 Health Management Associates Inc. Class A		15,756,900	126,213
*	Health Net Inc.	4,663,458	125,400
	Owens & Minor Inc.	3,000,000	85,440

Aetna Inc.	2,250,000	67,185
* DaVita Inc.	304,600	21,855
* WellCare Health Plans Inc.	449,000	12,473
		4,072,036
Health Care Technology (1.4%)
* Cerner Corp.	3,150,000	276,664

Life Sciences Tools & Services (0.3%)
* Parexel International Corp.	2,840,400	61,069

Machinery (0.4%)
Pall Corp.	2,104,600	89,803

Pharmaceuticals (25.8%)
Merck & Co. Inc.	32,830,248	1,191,081
*,1 Forest Laboratories Inc.	28,453,000	940,372
Pfizer Inc.	43,559,788	757,940
Abbott Laboratories	13,200,000	677,424
Eli Lilly & Co.	17,729,900	624,093
Johnson & Johnson	5,900,000	375,653
Bristol-Myers Squibb Co.	9,078,361	244,208
Perrigo Co.	3,209,100	211,416
* Watson Pharmaceuticals Inc.	1,900,000	88,635
* Salix Pharmaceuticals Ltd.	315,000	11,916
Warner Chilcott PLC Class A	232,200	5,582
		5,128,320
Total United States		13,744,745
International (22.1%)
Belgium (0.3%)
UCB SA	1,621,065	62,884

France (2.1%)
Sanofi-Aventis SA	5,263,323	368,759
Ipsen SA	1,400,000	49,336
		418,095
Germany (1.0%)
Bayer AG	2,194,656	163,694
Fresenius Medical Care AG & Co. KGaA	611,950	38,946
		202,640
Ireland (0.2%)
* Elan Corp. PLC ADR	8,462,700	46,122

Japan (8.9%)
Astellas Pharma Inc.	14,065,700	523,271
Takeda Pharmaceutical Co. Ltd.	7,049,900	330,473
Daiichi Sankyo Co. Ltd.	12,251,500	259,629
Eisai Co. Ltd.	6,793,700	233,721
Shionogi & Co. Ltd.	10,517,834	183,585
Mitsubishi Tanabe Pharma Corp.	7,100,000	116,156
Chugai Pharmaceutical Co. Ltd.	4,651,800	81,558
Ono Pharmaceutical Co. Ltd.	960,000	40,792
		1,769,185
Switzerland (5.4%)
Roche Holding AG	4,263,977	626,183
Novartis AG	6,169,880	357,500

Roche Holding AG (Bearer)			514,320	78,468
				1,062,151
United Kingdom (4.2%)
AstraZeneca plc			14,681,500	738,511
GlaxoSmithKline PLC ADR			2,542,381	99,255
				837,766
Total International				4,398,843
Total Common Stocks (Cost $12,730,434)				18,143,588
Temporary Cash Investments (8.6%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (2.0%)
General Electric Capital Corp.	0.471%	12/16/10	200,000	199,944
General Electric Capital Services Inc.	0.320%	11/30/10	200,000	199,966
				399,910
Repurchase Agreements (6.6%)
Bank America, N.A.
(Dated 10/29/10, Repurchase Value
$98,702,000, collateralized by Government
National Mortgage Assn 4.000%-5.312%
4/20/40-10/20/60	0.230%	11/1/10	98,700	98,700
Barclays Capital Inc.
(Dated 10/29/10, Repurchase Value
$946,818,000, collateralized by Federal
Farm Credit Bank 0.6250%-2.625%
4/21/11-4/25/13, Federal Home Loan Bank
1.750%-5.500% 11/1/10-12/16/16, Federal
Home Loan Mortgage Corp. Discount Note
4/11/11, Federal National Mortgage Assn.
0.625%-4.450% 8/9/13-6/16/22)	0.230%	11/1/10	946,800	946,800
Morgan Stanley
(Dated 10/29/10, Repurchase Value
$266,005,000, collateralized by Federal
National Mortgage Assn. 5.000%-5.500%
7/1/37-2/1/38)	0.210%	11/1/10	266,000	266,000
				1,311,500
Total Temporary Cash Investments (Cost $1,711,331)				1,711,410
Total Investments (99.8%) (Cost $14,441,765)				19,854,998
Other Assets and Liabilities-Net (0.2%)				42,115
Net Assets (100%)				19,897,113

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Health Care Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Health Care Fund

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America NA	12/21/2010	USD	54,454 JPY	4,381,920	(700)
Barclays Bank PLC	12/21/2010	USD	46,950 JPY	3,778,080	(603)
Bank of America NA	02/24/2011	USD	67,742 JPY	5,451,218	(2,574)
UBS AG	02/24/2011	USD	67,742 JPY	5,451,218	(2,612)
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	13,744,745	—	—
Common Stocks—International	145,377	4,253,466	—
Temporary Cash Investments	—	1,711,410	—
Forward Currency Contracts—Liabilities	—	(6,489)	—
Total	13,890,121	5,958,388	—

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Health Care Fund

			Current Period Transactions
			Proceeds
	Jan. 31, 2010		from		Oct. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cephalon Inc.	348,854	20,365	—	—	386,098
Coventry Health Care Inc.	204,948	—	—	—	209,785
Forest Laboratories Inc.	893,142	—	47,407	—	940,372
Health Management Associates Inc.	104,626	—	—	—	126,213
Class A
OSI Pharmaceuticals Inc.	131,435	—	220,866	—	—
Parexel International Corp.	60,735	—	7,058	—	N/A 1
Total	1,743,740				1,662,468
1 Not applicable — At October 31, 2010, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At October 31, 2010, the cost of investment securities for tax purposes was $14,441,765,000. Net unrealized appreciation of investment securities for tax purposes was $5,413,233,000, consisting of unrealized gains of $6,248,690,000 on securities that had risen in value since their purchase and $835,457,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)[1]
United States (56.7%)
Electric Utilities (0.5%)
	Exelon Corp.	1,244,200	50,788

Energy Equipment & Services (10.5%)
	Baker Hughes Inc.	7,062,500	327,206
	Schlumberger Ltd.	4,350,864	304,082
	Halliburton Co.	8,746,732	278,671
*	Weatherford International Ltd.	5,785,800	97,259
*	SEACOR Holdings Inc.	923,908	87,540
	National Oilwell Varco Inc.	1,172,776	63,049
*	Transocean Ltd.	60,406	3,827
*	Rowan Cos. Inc.	66,900	2,201
	Helmerich & Payne Inc.	49,300	2,109
			1,165,944
Exchange-Traded Fund (0.5%)
^,2 Vanguard Energy ETF		663,000	57,615

Oil, Gas & Consumable Fuels (45.2%)
	Exxon Mobil Corp.	12,846,319	853,895
	Occidental Petroleum Corp.	6,592,801	518,392
	Chevron Corp.	5,921,035	489,137
	EOG Resources Inc.	3,908,436	374,115
	ConocoPhillips	4,740,509	281,586
	Noble Energy Inc.	2,847,200	231,990
	Consol Energy Inc.	5,993,500	220,321
	Marathon Oil Corp.	6,106,291	217,201
	Devon Energy Corp.	3,311,707	215,327
	Anadarko Petroleum Corp.	3,320,030	204,414
3	Cabot Oil & Gas Corp.	6,821,531	197,688
	Peabody Energy Corp.	2,962,200	156,700
*	Denbury Resources Inc.	8,691,044	147,922
	Hess Corp.	2,296,389	144,741
	EQT Corp.	3,818,800	142,976
	Valero Energy Corp.	6,073,142	109,013
	Chesapeake Energy Corp.	4,928,637	106,951
*	Ultra Petroleum Corp.	2,429,636	99,980
	Range Resources Corp.	2,586,600	96,713
*	Southwestern Energy Co.	2,539,600	85,965
*	Newfield Exploration Co.	1,153,903	68,796
	QEP Resources Inc.	1,732,618	57,228
*	SandRidge Energy Inc.	1,244,100	6,805
	Apache Corp.	55,400	5,596
	El Paso Corp.	201,400	2,671
	Cimarex Energy Co.	30,400	2,333
	Sunoco Inc.	53,870	2,019
	Arch Coal Inc.	77,300	1,901

Spectra Energy Corp.	2,100	50
		5,042,426
Total United States		6,316,773
International (38.8%)
Australia (1.5%)
BHP Billiton Ltd. ADR	1,939,900	160,216
Woodside Petroleum Ltd.	21,209	907
		161,123
Austria (0.8%)
OMV AG	2,227,586	83,315

Brazil (2.1%)
Petroleo Brasileiro SA ADR	6,372,705	217,437
Petroleo Brasileiro SA Prior Pfd.	314,504	4,789
Petroleo Brasileiro SA	222,022	3,720
Petroleo Brasileiro SA ADR Type A	44,620	1,392
* OGX Petroleo e Gas Participacoes SA	17,400	227
		227,565
Canada (10.5%)
Suncor Energy Inc.	8,089,312	258,939
Canadian Natural Resources Ltd.	6,480,118	236,330
Cenovus Energy Inc.	5,232,900	145,579
^ Husky Energy Inc.	4,879,500	121,138
Encana Corp.	3,579,200	101,005
Cameco Corp.	2,322,600	71,908
Imperial Oil Ltd.	1,540,977	59,759
^ Penn West Energy Trust	2,455,421	55,984
Nexen Inc.	2,618,000	55,737
Progress Energy Resources Corp.	2,352,900	24,985
Canadian Oil Sands Trust	638,117	16,036
* MEG Energy Corp.	275,817	10,098
Suncor Energy Inc.	125,784	4,030
Encana Corp.	133,439	3,769
Canadian Natural Resources Ltd.	77,178	2,810
TransCanada Corp.	33,696	1,245
Cenovus Energy Inc.	29,939	833
Enbridge Inc.	9,000	498
Talisman Energy Inc.	24,173	438
		1,171,121
China (2.0%)
PetroChina Co. Ltd. ADR	1,701,100	209,150
CNOOC Ltd.	2,777,717	5,799
China Petroleum & Chemical Corp.	3,534,000	3,363
China Oilfield Services Ltd.	1,152,000	1,875
PetroChina Co. Ltd.	1,024,000	1,261
		221,448
France (2.8%)
Total SA ADR	5,528,500	301,193
Total SA	264,373	14,391
		315,584
Hungary (0.0%)
* MOL Hungarian Oil and Gas plc	20,710	2,201

India (1.1%)
Reliance Industries Ltd.	4,667,484	115,270

Oil & Natural Gas Corp. Ltd.	76,009	2,235
		117,505
Indonesia (0.0%)
Indo Tambangraya Megah PT	284,000	1,440

Italy (1.6%)
ENI SPA ADR	3,754,350	168,683
ENI SPA	361,907	8,149
Saipem SPA	69,001	3,066
		179,898
Japan (1.5%)
Inpex Corp.	31,770	165,450
JX Holdings Inc.	517,500	3,050
Idemitsu Kosan Co. Ltd.	20,200	1,702
		170,202
Malaysia (0.0%)
Petronas Dagangan Bhd.	329,100	1,156

Netherlands (0.0%)
Fugro NV	25,387	1,797

Norway (1.3%)
Statoil ASA ADR	6,080,300	132,733
Statoil ASA	195,260	4,265
Seadrill Ltd.	90,179	2,737
Aker Solutions ASA	129,973	1,982
		141,717
Poland (0.0%)
* Polski Koncern Naftowy Orlen	151,875	2,141
* Grupa Lotos SA	97,133	1,032
		3,173
Russia (2.2%)
Gazprom OAO ADR	7,390,794	161,822
Rosneft Oil Co. GDR	10,922,116	75,998
Lukoil OAO ADR	79,913	4,456
Tatneft ADR	78,427	2,469
Surgutneftegas OJSC ADR	154,210	1,510
Surgutneftegas OJSC Prior Pfd.	2,392,936	1,201
Gazprom OAO	124,674	667
		248,123
South Africa (0.0%)
Sasol Ltd.	48,441	2,181

South Korea (0.0%)
SK Energy Co. Ltd.	18,816	2,532
GS Holdings	39,158	2,056
		4,588
Spain (1.3%)
Repsol YPF SA ADR	5,196,900	143,902
Repsol YPF SA	142,727	3,958
		147,860
Thailand (0.1%)
PTT PCL (Foreign)	264,000	2,675
PTT Exploration & Production PCL (Foreign)	407,000	2,328
Banpu PCL	87,600	2,284

PTT Aromatics & Refining PCL (Foreign)			1,964,300	1,955
				9,242
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS			77,430	2,059

United Kingdom (10.0%)
BP plc ADR			8,895,500	363,203
Royal Dutch Shell plc ADR			5,328,900	346,006
BG Group plc			11,944,595	232,516
Ensco plc ADR			2,770,106	128,367
BP plc			2,266,380	15,405
Royal Dutch Shell plc Class A			325,010	10,548
Royal Dutch Shell plc Class B			324,886	10,397
* Hansen Transmissions International NV			6,645,381	4,758
Royal Dutch Shell plc Class A (Amsterdam Shares)			93,391	3,029
Petrofac Ltd.			99,672	2,336
Tullow Oil plc			17,548	333
				1,116,898
Total International				4,330,196
Total Common Stocks (Cost $7,327,128)				10,646,969
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.6%)[1]
Money Market Fund (1.6%)
[4,5] Vanguard Market Liquidity Fund	0.237%		176,518,008	176,518

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (2.9%)
Deutsche Bank Securities, Inc.
(Dated 10/29/10, Repurchase Value
$319,806,000, collateralized by Federal
National Mortgage Assn. 7.000%, 8/1/38-
10/1/38, Government National Mortgage
Assn. 4.000%, 10/20/40)	0.220%	11/1/10	319,800	319,800

U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes	0.260%	3/23/11	100	100
[6,7] Freddie Mac Discount Notes	0.361%	12/16/10	2,500	2,499
[6,7] Freddie Mac Discount Notes	0.240%	3/14/11	200	200
[6,7] Freddie Mac Discount Notes	0.271%	6/7/11	2,000	1,997
[6,7] Freddie Mac Discount Notes	0.281%	6/21/11	7,000	6,989
				11,785
Total Temporary Cash Investments (Cost $508,101)				508,103
Total Investments (100.1%) (Cost $7,835,229)				11,155,072
Other Assets and Liabilities-Net (-0.1%)[5]				(9,278)
Net Assets (100%)				11,145,794

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $131,389,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.0% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $137,693,000 of collateral received for securities on loan.
6 Securities with a value of $11,785,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,316,773	—	—
Common Stocks—International	3,352,139	978,057	—
Temporary Cash Investments	176,518	331,585	—
Futures Contracts—Assets[1]	18	—	—
Total	9,845,448	1,309,642	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	179	52,792	2,848
E-mini S&P 500 Index	December 2010	26	1,534	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2010		from		Oct. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cabot Oil & Gas Corp.	N/A1	72,636	2,100	692	197,688
1 Not applicable — At January 31, 2010, the issuer was not an affiliated company of the fund.

F. At October 31, 2010, the cost of investment securities for tax purposes was $7,835,229,000. Net unrealized appreciation of investment securities for tax purposes was $3,319,843,000, consisting of unrealized gains of $3,670,564,000 on securities that had risen in value since their purchase and $350,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2010

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.4%)[1]
Diversified REITs (8.4%)
	Vornado Realty Trust	8,722,110	762,225
2	Liberty Property Trust	6,033,401	201,878
2	Washington Real Estate Investment Trust	3,236,454	103,664
	Colonial Properties Trust	3,546,713	63,592
	PS Business Parks Inc.	1,043,905	61,862
	Cousins Properties Inc.	4,910,804	36,389
2	Investors Real Estate Trust	3,999,277	35,194
2	Retail Opportunity Investments Corp.	2,225,454	21,364
	Winthrop Realty Trust	1,259,088	17,124
	CapLease Inc.	2,757,245	16,157
			1,319,449
Industrial REITs (5.7%)
2	ProLogis	29,675,120	405,066
2	AMB Property Corp.	8,959,417	252,566
2	DuPont Fabros Technology Inc.	3,043,479	76,391
2	EastGroup Properties Inc.	1,434,122	58,053
2	DCT Industrial Trust Inc.	11,115,794	55,690
2	First Potomac Realty Trust	1,973,670	32,526
^,* First Industrial Realty Trust Inc.		2,958,928	21,689
			901,981
Office REITs (16.5%)
2	Boston Properties Inc.	7,406,304	638,349
2	SL Green Realty Corp.	4,153,614	272,976
2	Digital Realty Trust Inc.	4,520,384	270,003
2	Alexandria Real Estate Equities Inc.	2,881,859	211,759
2	Duke Realty Corp.	13,211,089	164,742
2	Mack-Cali Realty Corp.	4,224,364	141,854
2	Highwoods Properties Inc.	3,814,212	126,365
2	BioMed Realty Trust Inc.	6,850,276	125,703
2	Corporate Office Properties Trust	3,139,606	111,425
	Douglas Emmett Inc.	5,860,733	105,142
2	CommonWealth REIT	3,841,072	97,755
2	Kilroy Realty Corp.	2,786,053	95,199
2	Brandywine Realty Trust	6,999,845	83,788
	Franklin Street Properties Corp.	3,817,778	50,967
	Lexington Realty Trust	6,052,355	47,087
	Government Properties Income Trust	1,567,658	41,841
2	Parkway Properties Inc.	1,151,146	17,912
			2,602,867
Residential REITs (16.4%)
2	Equity Residential	15,074,024	733,050
2	AvalonBay Communities Inc.	4,421,139	470,011
2	UDR Inc.	9,557,021	214,842
2	Essex Property Trust Inc.	1,603,785	181,164
2	Camden Property Trust	3,508,265	173,975
2	BRE Properties Inc.	3,398,297	145,889
2	Apartment Investment & Management Co.	6,224,669	145,097
2	American Campus Communities Inc.	3,459,826	109,434

2	Home Properties Inc.	1,935,927	105,411
	Mid-America Apartment Communities Inc.	1,604,072	97,896
2	Equity Lifestyle Properties Inc.	1,542,783	87,815
2	Post Properties Inc.	2,589,180	78,815
	Sun Communities Inc.	910,959	29,706
2	Education Realty Trust Inc.	3,030,488	22,729
			2,595,834
Retail REITs (25.1%)
2	Simon Property Group Inc.	15,594,777	1,497,410
2	Kimco Realty Corp.	21,609,739	372,336
2	Macerich Co.	6,911,960	308,343
2	Federal Realty Investment Trust	3,268,711	267,969
^,2 Realty Income Corp.		5,854,470	200,691
2	Regency Centers Corp.	4,357,720	183,809
2	Weingarten Realty Investors	6,083,760	146,801
	Developers Diversified Realty Corp.	11,323,205	146,069
2	Taubman Centers Inc.	2,908,064	134,992
2	National Retail Properties Inc.	4,438,544	120,285
2	CBL & Associates Properties Inc.	6,987,735	109,568
2	Tanger Factory Outlet Centers	2,156,098	103,320
	Alexander's Inc.	122,336	45,979
	Equity One Inc.	2,215,735	41,434
2	Acadia Realty Trust	2,135,846	40,752
	Pennsylvania Real Estate Investment Trust	2,732,545	38,993
	Inland Real Estate Corp.	4,101,151	35,639
	Getty Realty Corp.	1,168,486	33,314
2	Glimcher Realty Trust	4,415,490	33,160
	Saul Centers Inc.	729,140	31,120
	Ramco-Gershenson Properties Trust	1,873,206	21,692
	Urstadt Biddle Properties Inc. Class A	1,040,414	19,986
	Cedar Shopping Centers Inc.	3,110,398	19,627
2	Kite Realty Group Trust	3,370,158	16,109
	Urstadt Biddle Properties Inc.	69,255	1,142
			3,970,540
Specialized REITs (27.3%)
	Public Storage	7,690,823	763,083
2	HCP Inc.	15,660,995	563,952
2	Host Hotels & Resorts Inc.	33,624,399	534,292
2	Ventas Inc.	8,356,502	447,574
2	Health Care REIT Inc.	7,059,042	360,717
2	Nationwide Health Properties Inc.	6,255,801	255,424
2	Senior Housing Properties Trust	6,787,532	162,154
2	Hospitality Properties Trust	6,573,811	149,949
2	Entertainment Properties Trust	2,476,593	114,493
2	Omega Healthcare Investors Inc.	4,953,930	113,940
2	LaSalle Hotel Properties	3,718,926	88,101
2	DiamondRock Hospitality Co.	8,060,906	85,284
2	Healthcare Realty Trust Inc.	3,318,443	80,107
2	Extra Space Storage Inc.	4,413,150	71,493
2	Medical Properties Trust Inc.	5,924,566	66,296
	National Health Investors Inc.	1,325,543	61,373
2	Sovran Self Storage Inc.	1,468,230	57,364
*,2 Sunstone Hotel Investors Inc.		5,244,903	56,907
	Hersha Hospitality Trust Class A	7,868,692	47,999
	U-Store-It Trust	4,481,984	38,590
3	Pebblebrook Hotel Trust	1,891,367	37,052
	LTC Properties Inc.	1,237,720	34,471

REIT Index Fund

* Strategic Hotels & Resorts Inc.			7,537,206	34,294
*,2 FelCor Lodging Trust Inc.			4,954,115	30,468
* Ashford Hospitality Trust Inc.			2,385,171	24,210
Universal Health Realty Income Trust			611,485	22,717
				4,302,304
Total Real Estate Investment Trusts (Cost $15,040,837)				15,692,975
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[4,5] Vanguard Market Liquidity Fund	0.237%		152,040,000	152,040

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
6 Freddie Mac Discount Notes	0.331%	3/28/11	6,000	5,995
Total Temporary Cash Investments (Cost $158,033)				158,035
Total Investments (100.4%) (Cost $15,198,870)				15,851,010
Other Assets and Liabilities-Net (-0.4%)[5]				(58,699)
Net Assets (100%)				15,792,311

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,036,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Non-income producing security - new issue that has not paid a dividend as of October 31, 2010.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $42,084,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

REIT Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the input used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	15,692,975	—	—
Temporary Cash Investments	152,040	5,995	—
Swap Contracts—Assets	—	14,385	—
Total	15,845,015	20,380	—

C. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified REIT index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

REIT Index Fund

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MSCI US REIT Gross Total Return Index	8/4/11	GSI	76,981	(0.108%)	14,385

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. The contract provides for the payment of interest based on LIBOR less a fixed interest rate spread.

At October 31, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2010		from		Oct. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	NA1	8,797	4,959	738	40,752
Alexandria Real Estate Equities Inc.	132,690	71,670	25,189	2,238	211,759
AMB Property Corp.	179,533	76,061	36,120	3,873	252,566
American Campus Communities Inc.	68,501	36,025	13,266	499	109,434
Apartment Investment & Management
Co.	91,957	26,285	21,705	129	145,097
AvalonBay Communities Inc.	313,232	96,775	64,731	4,491	470,011
BioMed Realty Trust Inc.	73,122	48,746	15,839	1,749	125,703
Boston Properties Inc.	459,827	120,675	93,866	8,748	638,349
Brandywine Realty Trust	73,859	18,018	13,100	2,522	83,788
BRE Properties Inc.	NA1	45,579	19,910	1,782	145,889
Camden Property Trust	127,160	34,493	24,243	2,630	173,975
CBL & Associates Properties Inc.	NA1	19,373	15,642	3,500	109,568
CommonWealth REIT[2]	76,322	41,867	15,009	199	97,755
Corporate Office Properties Trust	105,911	25,200	18,564	2,879	111,425
DCT Industrial Trust Inc.	51,735	11,346	8,150	1,393	55,690
DiamondRock Hospitality Co.	NA1	30,474	9,632	—	85,284
Digital Realty Trust Inc.	NA1	82,072	34,021	5,672	270,003
Duke Realty Corp.	129,680	45,487	24,706	3,446	164,742
DuPont Fabros Technology Inc.	35,475	31,889	9,803	811	76,391
EastGroup Properties Inc.	50,807	11,130	7,164	1,916	58,053
Education Realty Trust	NA1	4,739	2,799	—	22,729

REIT Index Fund

Entertainment Properties Trust	75,027	30,121	16,232	4,308	114,493
Equity Lifestyle Properties Inc.	NA1	16,970	13,076	1,177	87,815
Equity Residential	449,138	137,284	91,088	4,121	733,050
Essex Property Trust Inc.	NA1	37,815	22,208	3,979	181,164
Extra Space Storage Inc.	NA1	13,138	10,016	976	71,493
Federal Realty Investment Trust	200,594	51,506	38,917	5,963	267,969
FelCor Lodging Trust Inc.	12,494	12,919	4,453	—	30,468
First Potomac Realty Trust	NA1	11,577	4,106	713	32,526
Glimcher Realty Trust	NA1	9,987	3,517	214	33,160
HCP Inc.	421,644	108,109	78,577	10,625	563,952
Health Care REIT Inc.	NA1	86,344	42,477	9,398	360,717
Healthcare Realty Trust Inc.	63,667	17,107	10,542	1,320	80,107
Highwoods Properties Inc.	109,497	24,676	18,319	2,554	126,365
Home Properties Inc.	74,927	24,309	12,015	1,248	105,411
Hospitality Properties Trust	138,178	30,966	23,990	6,693	149,949
Host Hotel & Resorts Inc.	336,781	101,847	76,796	968	534,292
Investors Real Estate Trust	NA1	7,294	4,481	923	35,194
Kilroy Realty Corp.	63,764	33,149	13,695	1,239	95,199
Kimco Realty Corp,	259,331	67,773	50,158	6,503	372,336
Kite Realty Group Trust	12,207	2,898	2,200	112	16,109
LaSalle Hotel Properties	65,505	22,982	13,385	464	88,101
Liberty Property Trust	173,612	39,612	29,112	6,970	201,878
Macerich Co.	149,163	125,373	40,237	4,868	308,343
Mack-Cali Realty Corp.	130,706	28,794	21,481	4,643	141,854
Medical Properties Trust Inc.	41,046	26,560	8,342	1,522	66,296
Mid-America Apartment Communities
Inc.	67,739	20,867	11,899	1,716	NA3
National Retail Properties	83,398	22,402	14,687	4,903	120,285
Nationwide Health Properties Inc.	NA1	58,371	30,386	5,420	255,424
Omega Healthcare Investors Inc.	79,686	30,019	15,458	3,729	113,940
Parkway Properties Inc.	23,028	3,719	2,969	104	17,912
Post Properties Inc.	43,719	13,365	10,037	95	78,815
ProLogis	NA1	135,036	44,563	6,844	405,066
Realty Income Corp.	148,978	45,566	27,860	5,594	200,691
Regency Centers Corp.	151,287	35,598	40,350	4,309	183,809
Retail Opportunity Investments Corp.	—	22,823	1,061	134	21,364
Senior Housing Properties Trust	135,404	31,353	23,950	5,752	162,154
Simon Property Group Inc.	1,049,446	283,534	190,228	24,295	1,497,410
SL Green Realty Corp.	178,778	51,175	37,928	1,123	272,976
Sovran Self Storage Inc.	46,761	11,002	7,759	1,308	57,364

REIT Index Fund

Strategic Hotels & Resorts Inc.	8,823	21,301	4,040	—	NA3
Sunstone Hotel Investors Inc.	NA1	11,857	8,629	—	56,907
Tanger Factory Outlet Center	77,998	19,800	13,932	2,120	103,320
Taubman Centers Inc.	86,027	25,121	16,788	2,751	134,992
UDR Inc.	119,826	60,486	23,074	550	214,842
Ventas Inc.	337,888	84,492	64,859	10,165	447,574
Washington Real Estate Investment
Trust	NA1	22,280	14,373	2,970	103,664
Weingarten Realty Investors	NA1	27,091	21,285	2,987	146,801
	7,385,878			217,585	12,842,514

1 Not applicable — At January 31, 2010, the issuer was not an affiliated company of the fund.
2 In July 2010, HRPT Properties Trust changed its name to CommonWealth REIT.
3 Not applicable — At October 31, 2010, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At October 31, 2010, the cost of investment securities for tax purposes was $15,198,870,000. Net unrealized appreciation of investment securities for tax purposes was $652,140,000, consisting of unrealized gains of $1,816,654,000 on securities that had risen in value since their purchase and $1,164,514,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)
Consumer Discretionary (9.9%)
Staples Inc.	4,760,780	97,453
Lowe's Cos. Inc.	4,013,243	85,602
Target Corp.	1,615,204	83,894
McDonald's Corp.	954,068	74,198
NIKE Inc. Class B	740,847	60,335
		401,482
Consumer Staples (15.7%)
PepsiCo Inc.	1,506,740	98,390
Procter & Gamble Co.	1,486,521	94,498
Walgreen Co.	2,524,043	85,515
Sysco Corp.	2,806,797	82,688
Wal-Mart Stores Inc.	1,498,572	81,178
Colgate-Palmolive Co.	944,308	72,825
Coca-Cola Co.	1,063,750	65,229
Kimberly-Clark Corp.	868,696	55,023
		635,346
Energy (11.9%)
BG Group plc	6,617,298	128,528
ConocoPhillips	1,797,012	106,743
Exxon Mobil Corp.	1,340,770	89,121
Chevron Corp.	1,041,111	86,006
Enbridge Inc.	1,283,507	71,106
		481,504
Financials (6.8%)
ACE Ltd.	1,695,910	100,771
Wells Fargo & Co.	2,488,938	64,912
Chubb Corp.	984,421	57,116
Marsh & McLennan Cos. Inc.	2,110,700	52,725
		275,524
Health Care (16.1%)
Johnson & Johnson	2,095,667	133,431
Medtronic Inc.	3,386,399	119,235
Cardinal Health Inc.	3,145,341	109,112
Pfizer Inc.	5,360,602	93,274
AstraZeneca PLC ADR	1,436,739	72,498
Abbott Laboratories	1,282,830	65,835
Eli Lilly & Co.	1,711,559	60,247
		653,632
Industrials (15.1%)
General Dynamics Corp.	1,705,235	116,161
United Parcel Service Inc. Class B	1,539,235	103,652
Lockheed Martin Corp.	1,355,383	96,625
Honeywell International Inc.	1,721,969	81,122
Waste Management Inc.	1,847,871	66,006
Emerson Electric Co.	1,092,308	59,968
United Technologies Corp.	691,198	51,681

Illinois Tool Works Inc.			810,069	37,020
				612,235
Information Technology (14.3%)
Automatic Data Processing Inc.			3,172,850	140,938
International Business Machines Corp.			807,600	115,971
Western Union Co.			5,218,977	91,854
Microsoft Corp.			3,076,649	81,962
Oracle Corp.			2,637,210	77,534
Accenture PLC Class A			1,623,603	72,591
				580,850
Materials (3.7%)
Praxair Inc.			915,865	83,655
Ecolab Inc.			1,308,982	64,559
				148,214
Telecommunication Services (1.7%)
AT&T Inc.			2,343,853	66,800

Utilities (1.8%)
Dominion Resources Inc.			1,708,135	74,235

Total Common Stocks (Cost $3,513,394)				3,929,822
Temporary Cash Investment (3.6%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (3.6%)
Morgan Stanley
(Dated 10/29/10, Repurchase Value
$148,203,000, collateralized by Federal
National Mortgage Assn. 5.000%, 7/1/37)
(Cost $148,200)	5.000%	11/1/10	148,200	148,200

Total Investments (100.6%) (Cost $3,661,594)				4,078,022
Other Assets and Liabilities-Net (-0.6%)				(24,971)
Net Assets (100%)				4,053,051
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,801,294	128,528	—
Temporary Cash Investments	—	148,200	—
Total	3,801,294	276,728	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the cost of investment securities for tax purposes was $3,661,594,000. Net unrealized appreciation of investment securities for tax purposes was $416,428,000, consisting of unrealized gains of $445,728,000 on securities that had risen in value since their purchase and $29,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (11.8%)
McDonald's Corp.	2,724,070	211,851
Target Corp.	1,804,573	93,729
Lowe's Cos. Inc.	4,044,462	86,268
TJX Cos. Inc.	1,039,105	47,685
McGraw-Hill Cos. Inc.	795,291	29,943
Stanley Black & Decker Inc.	391,944	24,289
VF Corp.	289,952	24,136
Ross Stores Inc.	301,981	17,814
Family Dollar Stores Inc.	297,402	13,731
H&R Block Inc.	901,020	10,623
Polaris Industries Inc.	86,337	6,138
John Wiley & Sons Inc. Class A	126,249	5,449
Wolverine World Wide Inc.	130,978	3,814
Meredith Corp.	91,850	3,118
Matthews International Corp. Class A	80,874	2,670
		581,258
Consumer Staples (24.9%)
Coca-Cola Co.	3,364,633	206,319
PepsiCo Inc.	3,147,987	205,564
Procter & Gamble Co.	3,001,545	190,808
Wal-Mart Stores Inc.	3,397,897	184,064
Colgate-Palmolive Co.	1,310,829	101,091
Walgreen Co.	2,586,922	87,645
Archer-Daniels-Midland Co.	1,751,049	58,345
Sysco Corp.	1,545,644	45,535
Avon Products Inc.	1,112,696	33,882
Clorox Co.	371,466	24,721
JM Smucker Co.	312,499	20,087
Hormel Foods Corp.	343,034	15,752
Brown-Forman Corp. Class B	246,125	14,967
McCormick & Co. Inc.	297,805	13,169
Church & Dwight Co. Inc.	180,040	11,856
Casey's General Stores Inc.	101,046	4,189
Lancaster Colony Corp.	70,742	3,529
Tootsie Roll Industries Inc.	98,712	2,591
		1,224,114
Energy (10.5%)
Chevron Corp.	2,456,750	202,952
Exxon Mobil Corp.	2,975,836	197,804
EOG Resources Inc.	680,126	65,102
Murphy Oil Corp.	512,233	33,377
Helmerich & Payne Inc.	240,898	10,305
Holly Corp.	126,268	4,133
		513,673
Financials (6.7%)
Franklin Resources Inc.	620,143	71,130
Aflac Inc.	1,122,827	62,755

Chubb Corp.	868,797	50,408
T Rowe Price Group Inc.	688,637	38,061
SEI Investments Co.	462,357	10,241
Transatlantic Holdings Inc.	173,652	9,134
Eaton Vance Corp.	301,055	8,661
Brown & Brown Inc.	369,550	8,237
HCC Insurance Holdings Inc.	301,058	7,972
Cullen/Frost Bankers Inc.	149,515	7,841
Commerce Bancshares Inc.	205,949	7,587
Federated Investors Inc. Class B	283,899	7,072
Wesco Financial Corp.	18,035	6,554
StanCorp Financial Group Inc.	122,668	5,263
UMB Financial Corp.	101,454	3,760
Prosperity Bancshares Inc.	120,594	3,749
Westamerica Bancorporation	73,410	3,672
RLI Corp.	57,046	3,276
First Financial Bankshares Inc.	55,062	2,602
Bank of the Ozarks Inc.	43,786	1,664
Bancfirst Corp.	36,697	1,508
Republic Bancorp Inc. Class A	59,167	1,209
Tompkins Financial Corp.	28,458	1,099
First Financial Corp.	36,500	1,067
SY Bancorp Inc.	35,980	882
Southside Bancshares Inc.	43,240	813
WSFS Financial Corp.	18,159	709
		326,926
Health Care (13.1%)
Johnson & Johnson	2,901,215	184,720
Abbott Laboratories	3,343,688	171,598
Medtronic Inc.	2,863,930	100,839
Becton Dickinson and Co.	637,908	48,175
Stryker Corp.	947,146	46,874
Cardinal Health Inc.	931,352	32,309
CR Bard Inc.	242,415	20,149
DENTSPLY International Inc.	403,093	12,653
Beckman Coulter Inc.	175,394	9,338
Teleflex Inc.	94,397	5,263
Owens & Minor Inc.	170,295	4,850
West Pharmaceutical Services Inc.	91,749	3,274
Meridian Bioscience Inc.	113,487	2,598
		642,640
Industrials (19.5%)
United Technologies Corp.	2,451,730	183,316
3M Co.	1,849,529	155,767
Caterpillar Inc.	1,639,274	128,847
Emerson Electric Co.	1,960,357	107,624
General Dynamics Corp.	987,323	67,256
Illinois Tool Works Inc.	1,372,245	62,712
CH Robinson Worldwide Inc.	445,166	31,375
Parker Hannifin Corp.	394,719	30,216
Expeditors International of Washington Inc.	550,488	27,172
Dover Corp.	465,205	24,702
WW Grainger Inc.	186,880	23,179
Fastenal Co.	378,148	19,467

Roper Industries Inc.	247,976	17,217
Cintas Corp.	411,000	11,290
Donaldson Co. Inc.	213,387	10,396
Pentair Inc.	262,662	8,597
Nordson Corp.	91,974	7,176
Carlisle Cos. Inc.	156,338	5,483
Graco Inc.	155,167	5,339
CLARCOR Inc.	127,147	5,043
Harsco Corp.	211,031	4,892
Brady Corp. Class A	130,839	4,023
AO Smith Corp.	66,294	3,714
ABM Industries Inc.	141,941	3,201
Franklin Electric Co. Inc.	64,760	2,338
Raven Industries Inc.	52,517	2,159
Tennant Co.	52,517	1,762
Badger Meter Inc.	41,146	1,709
Universal Forest Products Inc.	54,475	1,642
Gorman-Rupp Co.	45,659	1,362
		958,976
Information Technology (6.2%)
International Business Machines Corp.	1,448,668	208,029
Automatic Data Processing Inc.	1,357,605	60,305
Linear Technology Corp.	644,389	20,769
Factset Research Systems Inc.	125,782	11,041
Jack Henry & Associates Inc.	227,957	6,191
		306,335
Materials (5.6%)
Praxair Inc.	808,015	73,804
Air Products & Chemicals Inc.	556,307	47,269
Nucor Corp.	869,745	33,242
Ecolab Inc.	613,805	30,273
Sherwin-Williams Co.	287,114	20,951
Sigma-Aldrich Corp.	326,896	20,732
Albemarle Corp.	230,378	11,549
^ Martin Marietta Materials Inc.	126,379	10,171
Bemis Co. Inc.	289,924	9,208
Valspar Corp.	252,029	8,090
Aptargroup Inc.	173,103	7,769
HB Fuller Co.	135,151	2,789
Stepan Co.	26,263	1,771
		277,618
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.	137,261	4,781
Atlantic Tele-Network Inc.	44,041	1,861
Shenandoah Telecommunications Co.	72,508	1,323
		7,965
Utilities (1.4%)
National Fuel Gas Co.	204,775	11,299
MDU Resources Group Inc.	497,263	9,910
Energen Corp.	182,741	8,158
UGI Corp.	270,774	8,148
Aqua America Inc.	363,813	7,833
Questar Corp.	416,942	7,075
New Jersey Resources Corp.	109,732	4,443

South Jersey Industries Inc.		76,069	3,831
Northwest Natural Gas Co.		70,305	3,465
California Water Service Group		54,440	2,033
American States Water Co.		50,735	1,895
SJW Corp.		48,750	1,180
			69,270
Total Common Stocks (Cost $4,524,455)			4,908,775
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $2,659)
	0.237%	2,659,327	2,659

Total Investments (100.0%) (Cost $4,527,114)			4,911,434
Other Assets and Liabilities-Net (0.0%)			(2,377)
Net Assets (100%)			4,909,057

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,207,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,230,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At October 31, 2010, the cost of investment securities for tax purposes was $4,527,114,000. Net unrealized appreciation of investment securities for tax purposes was $384,320,000, consisting of unrealized gains of $436,278,000 on securities that had risen in value since their purchase and $51,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.